SCHEDULE OF ACQUISITION OF INTANGIBLE ASSET (Details) - USD ($)	Dec. 31, 2022	Dec. 29, 2022	Dec. 23, 2022	Dec. 09, 2022	Nov. 28, 2022	Oct. 19, 2022	Oct. 13, 2022	Oct. 11, 2022	Sep. 30, 2022	Sep. 25, 2022	Sep. 14, 2022	Jul. 18, 2022	Jun. 30, 2022	May 04, 2022	Mar. 31, 2022	Mar. 05, 2022	Dec. 31, 2021	Nov. 25, 2021	Nov. 11, 2021	Sep. 30, 2021	Aug. 24, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 10, 2020	Aug. 25, 2020	Jun. 30, 2020	Mar. 25, 2020	Jan. 10, 2020
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program	$ 10,086,617
Acquisition of intangible assets	5,032,230
Amortization	1,677,410																$ 714,589
Script Carnival Killers Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program																										$ 1,050,600
Script Writers Carnival [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program																					$ 1,660,000				$ 530,000
Producer Fees [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program																			$ 475,000
Running Wild Works [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program														$ 50,000		$ 205,000
Running Wild Works One [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program														50,000
Running Wild Works Two [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program														$ 50,000
Carnival Killers Works [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program												$ 40,000
Kids Movie One [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program												$ 100,000
Kids Movie One Script [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program		$ 50,000									$ 525,000
Movie X Script [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program											525,000
Producers Works Movie BR [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program											525,000
Movie X Script Writers [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program						$ 600,000					$ 525,000
TV Series [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program										$ 2,916,017
Producer Works Script [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program							$ 30,000
Producer Work Movie BR [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program								$ 30,000
R. U. ROBOT S.R.O. Savage [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program					$ 100,000
Director Work Movie BR [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program			$ 20,000	$ 30,000
Elisee System Development [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																	1,250,000						$ 250,000	$ 260,000			$ 240,000	$ 70,030	$ 2,500,000
Database of Stock for Analysis 2Q [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																						$ 60,000
D E B I T P A Y M E N T T O I C O N I C L A B S P L C Ref 1368435 [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																						295,000
Database of Stock for Analysis 3Q [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																		$ 107,200
A&I Machine Learning Program - Elisee [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	419,353								$ 419,353				$ 419,353		$ 419,353		$ 306,253			$ 306,253		$ 102,084
AI Machine Learning Program [Member]
Finite-Lived Intangible Assets [Line Items]
net value of Intangible assets - A&I machine learning program	$ 2,640,231